INVENTORIES - Provision for obsolescence (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Provision for obsolescence
Beginning balance		Rp (631)
Ending balance	$ (50)	(717)	Rp (631)
inventory recognized as expense		2,726	2,458	Rp 2,105
Inventories pledged as security for liabilities		235
Modules and components		125	143
Modules and components, insured amount		176	256
Provision for impairment
Provision for obsolescence
Beginning balance		53	47
Provision recognised during the year		22	6
Reversal of inventory write-down		(8)
Ending balance		Rp 67	Rp 53	Rp 47